Offerings - Offering: 1	Sep. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	74.76
Maximum Aggregate Offering Price	$ 74,760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,324.36
Offering Note	(a) Amount Registered - Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 relates to such additional number of shares of the Company's Common Stock available for issuance under the Company's Second Amended and Restated M-tron Industries, Inc. 2022 Incentive Plan (the "Plan") as may be required pursuant to the Plan in the event of a stock dividend, stock split, recapitalization or other similar event or transaction, or as otherwise provided for in the Plan. (b) Proposed Max Offering Price per Unit / Maximum Aggregate Offering Price - Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, on the basis of the average of the high and low prices per share of the Company's Common Stock as reported on the NYSE American on September 21, 2026 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $74.76.